SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Maximum term of original maturity to classify instruments as cash and cash equivalents	3 months
Research and development expenses | $	$ 14.2	$ 16.4	$ 20.1
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of plans	2	2
Number of plans terminated during the period		1
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of plans	4	4